Expected Non-cancellable Operating Lease Payments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-conceallable operating lease	$ 61,602	$ 52,179
2018 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-conceallable operating lease	12,248	16,564
Between One and Five Years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-conceallable operating lease	27,445	$ 35,615
Thereafter [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-conceallable operating lease	$ 21,909